Capital - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Mar. 30, 2017	Dec. 31, 2016	Mar. 25, 2016	Jan. 01, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Additional paid in capital to reduce accumulated deficit		₩ 737		₩ 15,726
Preference Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares reserved for issuance	2,000,000
Number of shares issued	0		0		0